Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 486,888	$ 5,840	₨ 951,504	₨ 371,995
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	4,502,312		2,590,530
- Investment in debt securities	393,453		372,000
Financial liabilities
- Borrowings from banks	183,589		240,962
- Borrowings from others	5,405,034		4,773,718
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	18,611,027		14,741,788
- Bank overdrafts	₨ 486,888		₨ 951,504